Cash flows from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities:
Income before income taxes	$ 4,653	$ 6,696	$ 11,151
Adjusted for:
Equity results and other results in associates and joint ventures	218	269	1,108
Impairment and gains (losses) on disposal of non-current assets, net	4,599	(301)	266
Changes in estimates related to the provision of Brumadinho	297	116	461
Changes in estimates related to the provision of de-characterization of dams	(185)	(206)	153
Depreciation, depletion and amortization	3,105	3,057	3,070
Financial results, net	1,026	3,823	1,946
Changes in assets and liabilities:
Accounts receivable	120	1,668	197
Inventories	(1,076)	(549)	(214)
Suppliers and contractors	875	(360)	637
Other assets and liabilities, net	(231)	(446)	(1,523)
Cash generated from operations	$ 13,401	$ 13,767	$ 17,252